Accounts Receivable, Net - Schedule of Accounts Receivable (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 2,487	$ 2,984
Less: Allowance for credit losses	(435)	(443)
Accounts receivable, net	$ 2,052	$ 2,541